Document and Entity Information	Oct. 06, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001583648
Document Type	8-K
Document Period End Date	Oct. 06, 2021
Entity Registrant Name	PIERIS PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-37471
Entity Tax Identification Number	30-0784346
Entity Address, Address Line One	255 State Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	857
Local Phone Number	246-8998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PIRS
Entity Emerging Growth Company	false